Basic and Diluted Net Loss Per Share - Schedule of Shares of Common Stock Equivalents Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total common stock equivalents excluded from the computation of diluted net loss per share	142,704,792	166,130,883	158,543,623	165,647,549
Common Stock Warrants [Member]
Total common stock equivalents excluded from the computation of diluted net loss per share	100,958,031	127,434,122	118,046,862	127,434,122
Convertible Notes [Member]
Total common stock equivalents excluded from the computation of diluted net loss per share	1,250,000
Common Stock Options [Member]
Total common stock equivalents excluded from the computation of diluted net loss per share	40,496,761	38,696,761	40,496,761	38,213,427